United States
                       Securities and Exchange Commission
                              Washington, DC 20549


                                    Form 13F

                               Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:       3/31/09

Check here if Amendment:  [  ]    Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        Rorer Asset Management, LLC
Address:     Eight Tower Bridge
             161 Washington St., Suite 1500
             Conshohocken, PA 19428

13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert D. Leininger
Title:   Principal, Senior Equity Analyst, COO & CCO
Phone:   (484)530-4300

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Signature, Place and Date of Signing:


/s/ Robert D. Leininger
------------------------------------
Robert D. Leininger
Conshohocken, PA
May 1, 2009

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                                          MANAGERS INVESTMENT GROUP, LLC
                                                         13F REPORT AS-OF March 31, 2009

                            TITLE                                                                                 VOTING AUTHORITY
                              OF                   VALUE                SH/  PUT/ INVESTMENT                 SOLE     SHARED    NONE
NAME OF ISSUER              CLASS      CUSIP     (X $1000)    SHARES    PRN  CALL DISCRETION   MANAGERS    (A)       (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVISION BLIZZARD,I       COMMON   00507V109    $614.21     58,720    SH         DEFINED        01      58,720      0       0
ADOBE SYSTEMS INC           COMMON   00724F101   $3,085.34   144,242    SH         DEFINED        01     143,358     315     569
AIRGAS INC                  COMMON   009363102    $702.81     20,787    SH         DEFINED        01      20,787      0       0
ALTERA CORP COM             COMMON   021441100    $331.94     18,914    SH         DEFINED        01      18,914      0       0
ALTRIA GROUP INC COM        COMMON   02209S103  $12,576.06   785,032    SH         DEFINED        01     780,950    1,477   2,605
AMPHENOL CORP NEW CL        COMMON   032095101    $969.86     34,042    SH         DEFINED        01      34,042      0       0
ANADARKO PETE CORP          COMMON   032511107    $311.12     8,000     SH         DEFINED        01      8,000       0       0
APACHE CORP                 COMMON   037411105    $427.22     6,666     SH         DEFINED        01      6,666       0       0
APOLLO GROUP INC CL A       COMMON   037604105  $13,975.53   178,422    SH         DEFINED        01     177,547     316     559
APPLE COMPUTER INC          COMMON   037833100  $11,799.03   112,251    SH         DEFINED        01     111,690     202     359
APPLIED MATLS INC           COMMON   038222105   $5,642.77   524,895    SH         DEFINED        01     522,196     971    1,728
ASSURANT INC COM            COMMON   04621X108    $616.22     28,293    SH         DEFINED        01      28,293      0       0
BANK OF NEW YORK MELL       COMMON   064058100  $12,290.19   435,047    SH         DEFINED        01     432,798     814    1,435
BAXTER INTL INC             COMMON   071813109   $6,783.78   132,426    SH         DEFINED        01     131,745     247     434
BLACKROCK INC CL A          COMMON   09247X101   $4,523.09    34,786    SH         DEFINED        01      34,606      65     115
BROADCOM CORP COM           COMMON   111320107   $4,694.73   234,945    SH         DEFINED        01     233,768     419     758
BURGER KING HLDGS INC       COMMON   121208201    $717.58     31,267    SH         DEFINED        01      31,267      0       0
C H ROBINSON WORLDWID       COMMON   12541W209    $487.53     10,689    SH         DEFINED        01      10,689      0       0
CVS CORP                    COMMON   126650100  $10,976.34   399,292    SH         DEFINED        01     397,242     741    1,309
CERNER CORP COM             COMMON   156782104    $432.18     9,829     SH         DEFINED        01      9,829       0       0
CHATTEM INC COM             COMMON   162456107    $644.69     11,502    SH         DEFINED        01      11,502      0       0
CHEVRON CORPORATION         COMMON   166764100  $10,398.79   154,659    SH         DEFINED        01     153,857     286     516
CISCO SYS INC               COMMON   17275R102   $9,725.56   579,924    SH         DEFINED        01     576,931    1,082   1,911
CITRIX SYS INC COM          COMMON   177376100    $561.36     24,795    SH         DEFINED        01      24,795      0       0
COMCAST CORP NEW COM        COMMON   20030N101   $7,261.27   532,367    SH         DEFINED        01     529,563    1,002   1,802
CONAGRA INC                 COMMON   205887102  $11,135.73   660,109    SH         DEFINED        01     656,708    1,224   2,177
CORNING INC                 COMMON   219350105    $188.73     14,222    SH         DEFINED        01      14,222      0       0
DANAHER CORP SHS BEN        COMMON   235851102   $7,821.15   144,246    SH         DEFINED        01     143,526     258     462
DARDEN RESTAURANTS IN       COMMON   237194105    $526.71     15,374    SH         DEFINED        01      15,374      0       0
DEVON ENERGY CORP NEW       COMMON   25179M103   $8,605.31   192,544    SH         DEFINED        01     191,569     348     627
DISCOVERY COMMUNICATN       COMMON   25470F104    $667.73     41,681    SH         DEFINED        01      41,681      0       0
DOLBY LABORATORIES IN       COMMON   25659T107    $320.87     9,407     SH         DEFINED        01      9,407       0       0
EXPEDITORS INTL WASH        COMMON   302130109   $8,565.87   302,787    SH         DEFINED        01     301,437     485     865
EXPRESS SCRIPTS INC C       COMMON   302182100   $6,171.09   133,657    SH         DEFINED        01     133,075     210     372
FISERV INC                  COMMON   337738108  $11,526.82   316,163    SH         DEFINED        01     314,610     562     991
FREEPORT MCMORAN COPP       COMMON   35671D857    $206.67     5,423     SH         DEFINED        01      5,423       0       0
GEO GROUP INC COM           COMMON   36159R103    $602.86     45,499    SH         DEFINED        01      45,499      0       0
GAMESTOP CORP CLASS A       COMMON   36467W109    $905.49     32,316    SH         DEFINED        01      32,316      0       0
G A P INC                   COMMON   364760108   $7,751.78   596,741    SH         DEFINED        01     593,657    1,114   1,970
GENERAL ELEC CO             COMMON   369604103    $125.54     12,417    SH         DEFINED        01      12,417      0       0
HALLIBURTON COMPANY         COMMON   406216101   $8,112.51   524,396    SH         DEFINED        01     522,016     852    1,528
HOLOGIC INC                 COMMON   436440101    $131.79     10,068    SH         DEFINED        01      10,068      0       0
HUDSON CITY BANCORP C       COMMON   443683107   $3,918.95   335,170    SH         DEFINED        01     333,706     521     943
HUMANA INC                  COMMON   444859102    $704.19     27,001    SH         DEFINED        01      27,001      0       0
HURON CONSULTING GROU       COMMON   447462102    $482.47     11,371    SH         DEFINED        01      11,371      0       0
ITT EDUCATIONAL SVCS        COMMON   45068B109    $453.99     3,739     SH         DEFINED        01      3,739       0       0
J.P. MORGAN CHASE & C       COMMON   46625H100  $12,866.52   484,073    SH         DEFINED        01     481,820     804    1,449
JOHNSON & JOHNSON           COMMON   478160104   $9,023.18   171,537    SH         DEFINED        01     170,663     312     562
L-3 COMMUNICATIONS          COMMON   502424104    $251.27     3,706     SH         DEFINED        01      3,706       0       0
LAUDER ESTEE COS INC        COMMON   518439104   $3,179.58   128,965    SH         DEFINED        01     128,291     242     432
LINEAR TECHNOLOGY COR       COMMON   535678106   $9,447.79   411,107    SH         DEFINED        01     409,117     709    1,281
LOWES CO                    COMMON   548661107   $8,633.94   473,099    SH         DEFINED        01     470,814     819    1,466
MSC INDL DIRECT INC C       COMMON   553530106    $834.42     26,856    SH         DEFINED        01      26,856      0       0
MARVEL ENTERTAINMENT        COMMON   57383T103    $276.44     10,412    SH         DEFINED        01      10,412      0       0
MCCORMICK & CO INC NO       COMMON   579780206    $399.11     13,497    SH         DEFINED        01      13,497      0       0
MERCK & CO INC              COMMON   589331107   $4,072.83   152,278    SH         DEFINED        01     151,528     269     481
MOSAIC CO COM               COMMON   61945A107   $3,427.02    81,651    SH         DEFINED        01      81,226     151     274
NEW YORK CMNTY BANCOR       COMMON   649445103    $628.22     56,242    SH         DEFINED        01      56,242      0       0
NORFOLK SOUTHN CORP         COMMON   655844108   $7,239.75   214,516    SH         DEFINED        01     213,399     399     718
OCCIDENTAL PETE CORP        COMMON   674599105   $4,567.48    82,089    SH         DEFINED        01      81,679     147     263
ORACLE SYS CORP COM         COMMON   68389X105  $11,549.39   639,195    SH         DEFINED        01     635,867    1,188   2,140
OPTIONSXPRESS HLDGS I       COMMON   684010101    $587.42     51,528    SH         DEFINED        01      51,528      0       0
PAYCHEX INC COM             COMMON   704326107  $10,026.81   390,592    SH         DEFINED        01     388,760     651    1,181
PEOPLES UNITED FINANC       COMMON   712704105    $581.01     32,332    SH         DEFINED        01      32,332      0       0
PRICELINE COM INC COM       COMMON   741503403    $226.34     2,873     SH         DEFINED        01      2,873       0       0
PROASSURANCE CORP COM       COMMON   74267C106    $589.42     12,643    SH         DEFINED        01      12,643      0       0
PSYCHIATRIC SOLUTIONS       COMMON   74439H108    $799.37     50,818    SH         DEFINED        01      50,818      0       0
QUEST DIAGNOSTICS INC       COMMON   74834L100   $7,090.94   149,342    SH         DEFINED        01     148,576     275     491
ST JUDE MEDICAL INC         COMMON   790849103  $10,554.77   290,516    SH         DEFINED        01     289,105     509     902
SCHEIN HENRY INC COM        COMMON   806407102    $700.11     17,507    SH         DEFINED        01      17,507      0       0
STATE STR CORP COM          COMMON   857477103    $777.47     25,259    SH         DEFINED        01      25,259      0       0
SYNAPTICS INC COM           COMMON   87157D109    $496.61     18,558    SH         DEFINED        01      18,558      0       0
SYSCO CORPORATION           COMMON   871829107   $6,374.26   279,563    SH         DEFINED        01     278,191     488     884
TD AMERITRADE HLDG CO       COMMON   87236Y108  $10,251.95   742,365    SH         DEFINED        01     738,801    1,275   2,289
TARGET CORP                 COMMON   87612E106   $7,435.91   216,219    SH         DEFINED        01     215,100     403     716
TETRA TECH INC NEW CO       COMMON   88162G103    $412.51     20,241    SH         DEFINED        01      20,241      0       0
THERMO FISHER SCIENTI       COMMON   883556102  $10,710.02   300,235    SH         DEFINED        01     298,758     532     945
TIME WARNER INC COM         COMMON   887317303   $6,648.56   545,846    SH         DEFINED        01     544,070     639    1,137
TIME WARNER CABLE INC       COMMON   88732J207   $2,123.69    85,601    SH         DEFINED        01      85,165     156     280
TRACTOR SUPPLY CO COM       COMMON   892356106    $550.82     15,275    SH         DEFINED        01      15,275      0       0
VULCAN MATLS CO COM         COMMON   929160109   $8,911.29   201,218    SH         DEFINED        01     200,268     338     612
WMS INDS INC COM            COMMON   929297109    $282.16     13,494    SH         DEFINED        01      13,494      0       0
WYETH                       COMMON   983024100    $260.95     6,063     SH         DEFINED        01      6,063       0       0
ZIMMER HLDGS INC            COMMON   98956P102    $223.89     6,134     SH         DEFINED        01      6,134       0       0

                                                -----------------------                                 ---------------------------
                                                -----------------------                                 ---------------------------
                                      TOTALS:   $362,488.61 14,369,568                                  14,303,213  23,817  42,538
                                                =======================                                 ===========================
                                                =======================                                 ===========================


FORM 13F SUMMARY PAGE

Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:              $362,489


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number            Name
-------------------            ----
1    28-3326                   Managers Investment Group LLC
2    28-04975                  Affiliated Managers Group, Inc.